Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,$0.00001 parvalue per share,2021 StockOption andIncentive Plan
Amount Registered | shares	3,179,388
Proposed Maximum Offering Price per Unit	6.56
Maximum Aggregate Offering Price	$ 20,856,785.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,880.33
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, $0.00001 par value per share (the “Common Stock”), which become issuable under the 2021 Stock Option and Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)

Represents an automatic increase to the number of shares available for issuance under the 2021 Plan of 3,179,388 effective as of January 1, 2026. Shares available for issuance under the 2021 Plan were previously registered on registration statements on Form S-8 (File No. 333-260589, File No. 333-263801, File No. 333-270571, File No. 333-278252 and File No. 333-286061) filed with the Securities and Exchange Commission on October 29, 2021, March 23, 2022, March 15, 2023, March 27, 2024 and March 24, 2025, respectively.

(3)

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the price of $6.56 per share, which is the average of the high and low sale prices of the Common Stock on the Nasdaq Global Market on March 23, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,$0.00001 parvalue per share,2021 EmployeeStock PurchasePlan
Amount Registered | shares	335,217
Proposed Maximum Offering Price per Unit	5.58
Maximum Aggregate Offering Price	$ 1,870,510.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 258.32
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, $0.00001 par value per share (the “Common Stock”), which become issuable under the 2021 Stock Option and Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(4)

Represents an automatic increase to the number of shares available for issuance under the 2021 ESPP of 335,217 effective as of January 1, 2026. Shares available for issuance under the 2021 ESPP were previously registered on registration statements on Form S-8 (File No. 333-260589, File No. 333-263801, File No. 333-270571, File No. 333-278252 and File No. 333-286061) filed with the Securities and Exchange Commission on October 29, 2021, March 23, 2022, March 15, 2023, March 27, 2024 and March 24, 2025, respectively.

(5)

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the price of $5.58 per share, which is based on 85% of $6.56, the average of the high and low sale prices of the Common Stock on the Nasdaq Global Market on March 23, 2026. Pursuant to the 2021 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first business day of the offering period or on the last business day of the offering period, whichever is less.